Leases - Schedule of Maturities of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Year One	$ 5,790	$ 5,385
Year Two	5,630	5,413
Year Three	5,656	5,533
Year Four	5,782	5,656
Year Five	6,018	5,782
Thereafter	14,065	20,083
Total future lease payments	42,941	$ 47,852
Less: Interest	(12,489)
Present value of future lease payments (lease liability)	$ 30,452